Statements of Operations - Statutory Basis - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PREMIUMS AND OTHER REVENUES:
Premiums and annuity considerations	$ 653.3	$ 633.5	$ 591.4
Net investment income	68.3	55.7	49.2
Commission and expense allowance on reinsurance ceded	20.2	18.9	25.1
Income from fees associated with Separate Accounts	47.2	48.9	49.1
Other income	4.1	3.2	1.9
Total premiums and other revenues	793.1	760.2	716.7
BENEFITS AND EXPENSES:
Policyholder benefits	228.0	192.2	127.8
Increase (decrease) in reserves	300.5	296.8	282.2
Separate Accounts’ modified coinsurance reinsurance	96.8	110.2	110.6
Commissions	116.0	119.5	118.0
Operating expenses	150.3	159.0	147.8
Transfer to or (from) Separate Accounts, net	(6.3)	(3.7)	12.5
Total benefits and expenses	885.3	874.0	798.9
Net gain (loss) from operations before federal income taxes ("FIT")	(92.2)	(113.8)	(82.2)
FIT expense (benefit) incurred (excluding tax on capital gains)	(46.2)	(19.1)	7.6
Net gain (loss) from operations	(46.0)	(94.7)	(89.8)
Net realized capital gains (losses), net of tax	26.0	64.9	1.0
Net income (loss)	$ (20.0)	$ (29.8)	$ (88.8)